SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The Company has evaluated subsequent events that have occurred from July 1, 2023 through the date that these consolidated financial statements were issued, and determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements, except as described below.

On July 19, 2023, the Company entered into a merchant loan agreement with Cloudfund LLC, for proceeds of $199,774 and a repayment amount of $276,040 (cost of borrowing $76,266). The repayments are made to Cloudfund LLC at a rate of 4% of the Company’s daily receipts for the sale of goods and services until the repayment amount has been fully settled.

On July 21, 2023, the Company entered into a merchant loan agreement with WebBank, on behalf of Shopify Inc., for proceeds of $260,000 and a repayment amount of $283,400 (cost of borrowing $23,400). The repayments are made to Shopify Inc. at a rate of 17% of the Company’s daily sales amounts until the repayment amount has been fully settled.

On August 31, 2023, the Company entered into a merchant loan agreement with Curve Capital LLC, for proceeds of $225,000 and a repayment amount of $306,000 (cost of borrowing $81,000). The repayments are made to Curve Capital LLC at a rate of 6.12% of the Company’s daily receivables until the repayment amount has been fully settled.

On September 7, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $239,130 and 239,129 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $220,000.

On September 19, 2023, the Company refinanced a cash advance agreement with Click Capital Group LLC for additional proceeds of $150,550. The refinanced facility has a total funding of $310,000 with a repayment amount of $403,000 (cost of borrowing $93,000). Repayments are made to Click Capital Group LLC at a rate of 5.96% of the Company’s daily sales until the repayment amount has been fully settled.

On September 19, 2023, the Company refinanced a future receivables sale and purchase agreement with Fundonatic for additional proceeds of $150,550. The refinanced facility has a total funding of $310,000 with a repayment amount of $403,000 (cost of borrowing $93,000). Repayments are made to Fundonatic at a rate of 5.96% of the Company’s daily sales until the repayment amount has been fully settled.

14.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events that have occurred from December 31, 2022, through the date that these consolidated financial statements were issued, and determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements, except as described below.

On January 3, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $764,130 and 764,124 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $703,000. This private placement included the issuance of a convertible secured promissory note in the principal amount of $271,739 and 271,739 Series 1 Shares to Cory J. Rosenberg, the Company’s Chairman, Chief Executive Officer, and President, in exchange for $250,000.

On January 9, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $616,304 and 616,303 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $567,000. This private placement included the issuance of a convertible secured promissory note in the principal amount of $100,000 and 100,000 Series 1 Shares to Darcy A. Campbell, the Company’s Chief Financial Officer, in exchange for $92,000.

On January 10, 2023, the Company paid $35,000 as partial payment of the amount owed under the promissory note issued in connection with its acquisition of TruMed (Note 1) from its shareholders (the “TruMed Sellers”), and the Company and the TruMed Sellers amended the promissory note to provide for a new principal amount of $37,868, which shall be payable on or before the earlier of (i) April 30, 2023 and (ii) the date on which the Company completes an initial public offering of securities on a “designated exchange” within the meaning of Canadian securities legislation.

On February 6, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $368,543 and 368,543 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $339,060.

On March 31, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $1,350,000 and 1,350,001 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $1,242,000.

On April 28, 2023, the Company paid to the TruMed Sellers the remaining $37,868, plus accrued interest, of the promissory note related to the TruMed acquisition.

(Unaudited)

On May 18, 2023, the Company entered into a merchant loan agreement with WebBank, on behalf of Shopify Inc., for proceeds of $410,000 and a repayment amount of $451,000 (cost of borrowing $41,000). The repayments are made to Shopify Inc. at a rate of 17% of the Company’s daily sales amounts until the repayment amount has been fully settled.

On June 8, 2023, the Company entered into a merchant loan agreement with Fundonatic, for proceeds of $225,000 and a repayment amount of $292,500 (cost of borrowing $67,500). Daily repayments in the amount of $1,950 are made to Fundonatic.

On June 8, 2023, the Company entered into a merchant loan agreement with Click Capital Group LLC, for proceeds of $225,000 and a repayment amount of $292,500 (cost of borrowing $67,500). Daily repayments in the amount of $1,950 are made to Click Capital Group LLC.

On June 28, 2023 the Company extended the expiry date on the 500,620 warrants from July 14, 2023 to January 14, 2024.

On July 19, 2023, the Company entered into a merchant loan agreement with Cloudfund LLC, for proceeds of $199,774 and a repayment amount of $276,040 (cost of borrowing $76,266). The repayments are made to Cloudfund LLC at a rate of 4% of the Company’s daily receipts for the sale of goods and services until the repayment amount has been fully settled.

On July 21, 2023, the Company entered into a merchant loan agreement with WebBank, on behalf of Shopify Inc., for proceeds of $260,000 and a repayment amount of $283,400 (cost of borrowing $23,400). The repayments are made to Shopify Inc. at a rate of 17% of the Company’s daily sales amounts until the repayment amount has been fully settled.

On August 31, 2023, the Company entered into a merchant loan agreement with Curve Capital LLC, for proceeds of $225,000 and a repayment amount of $306,000 (cost of borrowing $81,000). The repayments are made to Curve Capital LLC at a rate of 6.12% of the Company’s daily receivables until the repayment amount has been fully settled.

On September 7, 2023, the Company closed a non-brokered private placement of convertible secured promissory notes in the aggregate principal amount of $239,130 and 239,129 Preferred Shares, Series 1 to accredited investors for gross proceeds of approximately $220,000.

On September 19, 2023, the Company refinanced a cash advance agreement with Click Capital Group LLC for additional proceeds of $150,550. The refinanced facility has a total funding of $310,000 with a repayment amount of $403,000 (cost of borrowing $93,000). Repayments are made to Click Capital Group LLC at a rate of 5.96% of the Company’s daily sales until the repayment amount has been fully settled.

On September 19, 2023, the Company refinanced a future receivables sale and purchase agreement with Fundonatic for additional proceeds of $150,550. The refinanced facility has a total funding of $310,000 with a repayment amount of $403,000 (cost of borrowing $93,000). Repayments are made to Fundonatic at a rate of 5.96% of the Company’s daily sales until the repayment amount has been fully settled.